INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income (Loss) before Taxes on Income
	Year ended December 31,
	2012	2013	2014

Domestic	$(15,652)	$(31,555)	$(62,067)
Foreign	1,176	4,407	8,553

Loss before taxes on income	$(14,476)	$(27,148)	$(53,514)

Schedule of Deferred Income Taxes
	Year ended December 31,
	2013	2014
Deferred tax assets:

Net operating loss carry-forwards	$14,083	$22,460
Capital losses carry-forwards	52	53
Research and development expenses	5,856	11,426
Issuance expenses	2,134	1,067
Tax credit carry-forwards	148	62
Other	740	1,120

Deferred tax assets before valuation allowance	23,013	36,188

Valuation allowance	(22,812)	(36,060)

Deferred tax asset	$201	$128

Deferred tax liabilities:

Fixed assets	$126	$161
Technology	-	839

Deferred tax liabilities	$126	$1,000

Schedule of Income Taxes
	Year ended December 31,
	2012	2013	2014

Current	$567	$1,588	$2,971
Deferred	(71)	(16)	81

	$496	$1,572	$3,052

	Year ended December 31,
	2012	2013	2014

Domestic	$105	$321	$772
Foreign	391	1,251	2,280

	$496	$1,572	$3,052

Reconciliation of Effective Tax Rate to Statutory Rate
	Year ended December 31,
	2012	2013	2014

Loss before taxes on income	$(14,476)	$(27,148)	$(53,514)

Statutory tax rate	25%	25%	26.5%

Theoretical income tax expense	(3,619)	(6,787)	(14,181)

Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	3,558	7,312	13,248
Deferred taxes on losses for which valuation allowance was provided, net	(146)	(2,075)	(425)
Non-deductible option expenses	238	1,899	3,693
Non-deductible expenses	46	94	233
Increase in uncertain tax positions	-	-	1,098
Tax adjustment in respect of different tax rate of foreign subsidiary	305	975	(781)
Other	114	154	167

Income tax expense	$496	$1,572	$3,052

Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits
	Year ended December 31,
	2013	2014

Opening balance	$-	$-
Increases related to current year tax positions	-	1,098

Closing balance	$-	$1,098